Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	£ 2,485	£ 1,938
Property, plant and equipment	495	358
Deferred tax asset	32	81
Total non-current assets	3,012	2,377
Current assets
Prepayments, accrued income and other receivables	1,737	3,050
Current income tax receivable	4,660	4,225
Cash and cash equivalents	81,469	86,703
Total current assets	87,866	93,978
Total assets	90,878	96,355
Capital and reserves
Share capital and share premium	80,508	80,508
Other reserves	59,072	58,071
Accumulated deficit	(52,871)	(45,159)
Total equity attributable to equity holders of the Company	86,709	93,420
Non-current liabilities
Provisions	26	18
Current liabilities
Trade payables	2,123	1,120
Payroll taxes and social security	103	157
Accrued expenditure	1,917	1,640
Total current liabilities	4,143	2,917
Total liabilities	4,169	2,935
Total equity and liabilities	£ 90,878	£ 96,355